LEASE LIABILITY (Details Narrative)	Mar. 14, 2023 CAD ($)	Jul. 09, 2022 CAD ($)	Jul. 09, 2022 BWP (P)	Aug. 01, 2024 CAD ($)	Aug. 01, 2024 BWP (P)	Jul. 01, 2023 CAD ($)	Jul. 01, 2023 BWP (P)	Aug. 17, 2022 CAD ($)	Aug. 17, 2022 BWP (P)	Jul. 09, 2022 BWP (P)
Tuli Tourism Pty Ltd. [member]
IfrsStatementLineItems [Line Items]
Asset purchase price payable		$ 3,213,404	P 30,720,000
Deposits paid								$ 482,011	P 4,608,000
Installment of asset purchase price						$ 1,365,697	P 13,056,000
Monthly interest payable within first 12 months		13,657								P 130,560
Monthly interest payable non-current		$ 6,828								P 65,280
Tuli Tourism Pty Ltd. [member] | Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Installment of asset purchase price				$ 1,365,697	P 13,056,000
Forage Fusion Drilling Ltd [Member]
IfrsStatementLineItems [Line Items]
Asset purchase price payable	$ 2,942,000
Deposits paid	1,700,000
Installment of asset purchase price	103,500
Asset purchase price	$ 2,735,000
Implied interest rate	35.00%